SCHEDULE III - SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION	12 Months Ended
Dec. 31, 2017
Real Estate And Accumulated Depreciation Disclosure 1 [Abstract]
SCHEDULE III - SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION
SCHEDULE III – SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION
The table below presents the partnership’s number of commercial properties, the related fair value, debt obligations, weighted average year of acquisition and weighted average year of construction by asset class as of December 31, 2017.

	Dec. 31, 2017
	Number of properties	Fair value(1)	Debt(2)	Weighted average year of acquisition	Weighted average year of construction(3)
(US$ millions, except where noted)
Core Office
United States	34	$14,259	$7,212	2004	1985
Canada	27	4,493	2,006	2003	1991
Australia	10	2,472	1,553	2010	2007
Europe	2	120	38	2013	1977
Brazil	2	327	88	2014	2014
	75	21,671	10,897	2004	1989
Opportunistic Office	133	8,360	4,827	2015	1999
Opportunistic Retail	38	3,406	1,575	2016	1979
Industrial	84	1,409	965	2014	2005
Multifamily	57	3,925	2,709	2015	1991
Triple Net Lease(4)	326	4,658	3,602	2014	1979
Self-storage	195	1,796	1,144	2016	1997
Student Housing	29	1,204	708	2016	2007
Manufactured Housing	136	2,206	1,250	2017	1973
Total	1,073	$48,635	$27,677	2010	1990

(1)	Excludes development properties and land/parking lots with a fair value of $2,723 million

(2)	Excludes debt related to development properties and land in the amount of $696 million, unsecured and corporate facilities of $3,565 million and debt on hospitality assets of $4,826 million.

(3)	Weighted against the fair value of the properties at December 31, 2017.

(4)	Excludes land and parking lots.